Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions							3 Months Ended		9 Months Ended
	Jul. 28, 2020 CAD ($) $ / shares	Jun. 30, 2020 CAD ($)	Jun. 04, 2020 CAD ($)	Dec. 23, 2019 CAD ($)	Dec. 17, 2019 USD ($) shares	Dec. 06, 2019 CAD ($)	Jul. 31, 2020 CAD ($) $ / shares	Jul. 31, 2019 CAD ($)	Jul. 31, 2020 CAD ($) $ / shares	Jul. 31, 2019 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of consolidated or unconsolidated structured entities [line items]
Deposits							$ 1,017,158		$ 1,017,158		$ 886,005
Issues of share capital							$ 1,764	$ 38	$ 1,808	$ 437
Limited Recourse Capital Notes [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Interest rate							4.50%		4.50%
Maturity									November 24, 2080
Borrowings adjustment to interest rate							4.137%		4.137%
Borrowings, interest rate basis									5-year Government of Canada Yield plus 4.137%
Trust Assets							$ 1,750		$ 1,750
Stock Issue face value | $ / shares							$ 1,000		$ 1,000
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Deposits							$ 46,000		$ 46,000		39,800
Covered bonds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding							$ 112,100		$ 112,100		$ 53,900
Preference shares [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Number of depositary shares purchased | shares					200,000
Total consideration, including accrued dividends					$ 6
Preferred Shares Series BQ [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Issues of share capital	$ 1,750
Stock Issue face value | $ / shares	$ 1,000
Subordinated debentures [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Dated subordinated liabilities						$ 2,000
Interest rate		2.088%	2.48%	2.88%		2.99%
Maturity		June 30, 2030	June 4, 2025	December 23, 2029		December 6, 2024
Redemption date			Jun. 04, 2020			Dec. 06, 2019
Percentage of principal amount			100.00%			100.00%
Dated subordinated issued		$ 1,250	$ 1,000	$ 1,500
Borrowings adjustment to interest rate		1.31%		0.89%
Borrowings, interest rate basis		June 30, 2025		December 23, 2024